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                     SUPPLEMENT DATED JANUARY 24, 2013 TO

                       PROSPECTUS DATED MAY 1, 2012 FOR

         FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

Under the "Subaccounts" section of your variable annuity prospectus, the Adviser (and Sub-Adviser) information for GE Investments Funds, Inc. -- Total Return Fund is replaced with the following:

GE Asset Management Incorporated (subadvised by BlackRock Investment Management, LLC)

48928 SUPPD 01/24/13